THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO  63101
(314) 552-6295

June 30, 2010

EDGAR  CORRESPONDENCE

Keith O’Connell, Esq.
Senior Counsel
Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Mr. O’Connell:

Enclosed for filing is Post-Effective Amendment (“PEA”) No. 189 to the registration statement on Form N-1A of Unified Series Trust (the “Trust”) in respect of its series, the Leeb Resources Fund (the “Resources Fund”) and the Leeb Focus Fund (the “Focus Fund,” and together with the Resources Fund, the “Funds”).

The purpose of this filing is to include the Funds’ updated Prospectus and Statement of Additional Information, which have been revised to address each of the Staff’s comments received with respect to PEA No. 177, as set forth in our response letter to the SEC Staff filed June 23rd, as well as the consent of its counsel, independent registered accountants and ACA Beacon Verification Services.

Please contact me at (314) 552-6295 with any questions or comments.  We appreciate your assistance in accelerating the effective date of PEA No. 189 to Friday, June 30th as set forth in the enclosed acceleration request.

Sincerely,

THOMPSON COBURN LLP

By:  /s/ Dee Anne Sjögren